PROPERTY, PLANT, AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

Property, plant, and equipment consist of the following:

	June 30, 2024	December 31, 2023
Displays	$312,146	$312,146
Building	-	575,000
Furniture and fixtures	511,832	505,436
Leasehold improvements	1,959,553	1,925,385
Computer hardware & equipment	188,131	141,682
Other	710,683	680,718
	3,682,345	4,140,367
Less: accumulated depreciation and amortization	(1,697,406)	(1,463,728)
Total property, plant, and equipment	$1,984,939	$2,676,639

Property, plant, and equipment consist of the following:

	December 31, 2023	December 31, 2022
Displays	$312,146	$312,146
Building	575,000	575,000
Furniture and fixtures	505,436	469,338
Leasehold improvements	1,925,385	1,910,719
Computer hardware & equipment	141,682	114,525
Other	680,718	579,547
	4,140,367	3,961,275
Less: accumulated depreciation and amortization	(1,463,728)	(925,428)
Total property, plant, and equipment	$2,676,639	$3,035,847